PIMCO Funds

Supplement Dated May 24, 2011 to the

Statement of Additional Information,

dated July 31, 2010, as supplemented and revised from time to time

Disclosure Related to the PIMCO Real IncomeTM 2019 Fund, PIMCO Real IncomeTM 2029 Fund

and PIMCO Tax Managed Real Return Fund

Effective May 23, 2011, Rahul M. Seksaria is the portfolio manager of the PIMCO Real IncomeTM 2019 Fund and the PIMCO Real IncomeTM 2029 Fund. Therefore, effective immediately, all references to the PIMCO Real IncomeTM 2019 Fund and the PIMCO Real IncomeTM 2029 Fund in footnote 9 following the table beginning on page 79 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Seksaria[9]
Registered Investment Companies	2	$25,885	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	0	N/A	N/A	N/A

[9]

As of May 23, 2011, Mr. Seksaria manages the PIMCO Real IncomeTM 2019 Fund, which, as of April 29, 2011, had $18,293 million in total assets under management, and the PIMCO Real IncomeTM 2029 Fund, which, as of April 29, 2011, had $7,592 million in total assets under management.

In addition, effective May 23, 2011, Mihir Worah is the co-portfolio manager of the PIMCO Tax Managed Real Return Fund. Therefore, effective immediately, all references to the PIMCO Tax Managed Real Return Fund in footnote 9 following the table beginning on page 79 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Worah[22]
Registered Investment Companies	21	$71,913	0	N/A
Other Pooled Investment Vehicles	17	$11,500	0	N/A
Other Accounts	55	$24,755	11	$4,549

[22]

Mr. Worah manages the PIMCO CommodityRealReturn Strategy Fund®, which has $16,591 million in total assets under management, the PIMCO Real Return Fund, which has $17,771 million in total assets under management, the PIMCO Real Return Asset Fund, which has $4,188 million in total assets under management, and the PIMCO RealEstateRealReturn Strategy Fund, which has $164 million in total assets under management. As of May 23, 2011, Mr. Worah co-manages the PIMCO Tax Managed Real Return Fund, which, as of April 29, 2011, had $41,248 million in total assets under management.

Additionally, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 23, 2011, Rahul M. Seksaria is the portfolio manager of the PIMCO Real Income TM 2019 Fund and the PIMCO Real IncomeTM 2029 Fund. Information pertaining to accounts managed by Mr. Seksaria is as of

April 29, 2011. In addition, effective May 23, 2011, Mihir Worah is the co-portfolio manager of the PIMCO Tax Managed Real Return Fund. Information pertaining to accounts managed by Mr. Worah is as of April 29, 2011.

Additionally, effective immediately, the section of the table beginning on page 85 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the PIMCO Real IncomeTM 2019 Fund and the PIMCO Real IncomeTM 2029 Fund is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Seksaria[7]	PIMCO Real IncomeTM 2019 PIMCO Real IncomeTM 2029	None None

[7]

As of May 23, 2011, Mr. Seksaria manages the PIMCO Real Income TM 2019 Fund and the PIMCO Real IncomeTM 2029 Fund. As of April 29, 2011, to the best of the Trust’s knowledge, Mr. Seksaria did not own any shares of the PIMCO Real Income TM 2019 Fund or the PIMCO Real IncomeTM 2029 Fund.

Additionally, effective immediately, the section of the table beginning on page 85 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the PIMCO Tax Managed Real Return Fund is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Worah[8]	PIMCO Tax Managed Real Return	$1 - $10,000

[8]	As of May 23, 2011, Mr. Worah co-manages the PIMCO Tax Managed Real Return Fund. Information pertaining to the securities ownership of Mr. Worah is as of April 29, 2011.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_052311